TO OUR SHAREHOLDERS                                             OCTOBER 31, 1997



We are pleased to present MassMutual Participation Investors' report for the first nine months of 1997.

The Trustees declared a dividend of $.22 per share payable on November 14, 1997 to shareholders of record on October 31, 1997. This is the third consecutive increase to the quarterly dividend. A dividend of $.21 was paid in the preceding quarter. This increase in the dividend is attributable to higher quarterly net investment income of $2,097,193 versus $1,959,604 a quarter ago.

The net assets of the Trust hit another all-time high of $12.43 per share at September 30, 1997 versus $11.65 per share on June 30. This translated into a 8.61% return for the third quarter, based on change in net assets with reinvestment of dividends. This outpaced both the S&P Industrial Stock Index and Lehman Brothers Government/Corporate Index, which were up 6.71% and 3.50% respectively. For the first nine months of the year, the Trust's total return, as measured by change in net assets with reinvestment of dividends was 22.28% compared to 6.33% for the Lehman Government/Corporate and 29.02% for the S&P Industrial Stock Index. For the third quarter ended September 30, 1997, the results in the Lipper Closed-End Funds Performance Analysis*, which classifies the Trust in the General Bond Funds category, ranked the Trust's performance number two for the 3 month, year-to-date, 1, and 5 year periods. The Trust was ranked number one for the two-year period.

Golden Bear Acquisition Corp.; Lloyd's Barbecue Company; N2K, Inc.; Process Chemicals, LLC; and TACC International Corporation are five new private placement investments made during the quarter. Golden Bear manufactures asphalt and specialty lubricating and processing oils and Lloyd's manufactures and markets packaged barbecue meats and related products. In both cases buyout sponsors with whom we have solid relationships made investments alongside ours. N2K is one of the first music companies to successfully merge on-line technology with original music and entertainment content. We provided financing in the form of a bridge loan with warrants to provide growth capital until an initial public offering was achieved. On October 19, 1997, N2K had it's initial public offering and was able to repay our loan leaving us with warrants with a nice unrealized gain. TACC International Corporation is a leading domestic manufacturer of adhesives and sealants to which we provided financing for two acquisitions. Process Chemicals was formed by a buyout group as a platform company to acquire specialty chemical and mineral companies. All of these investments allow us to participate in the long-term growth of the companies via their equity features while providing a weighted average coupon on their fixed income components of approximately 12.8%. For a more complete description of our investments in these companies, see the Schedule of Investments section of this report.
The Trust realized over $2.8 million (or $.31 per share) in net capital gains during the quarter. $732 thousand (or $.08 per share) came from the partial sale of Exide Electronics common stock. Over half of the position of this private placement investment had been sold at quarter end. On the public securities side, we sold our remaining position of SFX Broadcasting realizing a gain of $739 thousand. While our realized gains for the third quarter were not as substantial as the second quarter, our total net gains for the first nine months of the year amounted to $12,368,092 or $1.34 per share of which $1,861,782 or $.20 per share represents net short-term gains. Net short-term gains are distributed to shareholders each year.

The Trustees and management appreciate the continued interest and support of the shareholders of Participation Investors. We invite you to visit our new internet site at www.massmutual.com/mpv.

                                                       Sincerely,

                                                       /s/ Stuart H. Reese

                                                       Stuart H. Reese
                                                       President
*Source: Lipper Analytical Services

STATEMENT OF ASSETS AND LIABILITIES           MASSMUTUAL PARTICIPATION INVESTORS

September 30, 1997 and 1996
(Unaudited)


                                                                           1997                1996
                                                                       ------------        ------------
Assets:
Investments (Notes 2A, 2B and 5)
  (See Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost 1997 - $104,641,759; 1996 - $69,616,103)                      $112,419,920        $ 75,012,726
  Corporate public securities at market value
   (Cost 1997 - $15,648,992; 1996 - $24,115,826)                         17,412,982          25,349,969
Short-term securities at cost plus earned discount which
 approximates market value                                                       --          10,865,636
                                                                       ------------        ------------
                                                                        129,832,902         111,228,331
Cash                                                                      2,296,531           1,025,792
Interest and dividends receivable, net                                    2,420,697           2,036,789
Receivable for investments sold                                           1,172,472           1,504,766
Other assets                                                                  4,043               4,043
                                                                       ------------        ------------
     Total assets                                                      $135,726,645        $115,799,721
                                                                       ============        ============
Liabilities:
Payable for investments purchased                                      $  3,583,377        $  1,616,137
Management fee payable (Note 3)                                             257,780             228,679
Note payable (Note 4A)                                                   12,000,000          12,000,000
Revolving Credit Agreement (Note 4B)                                      5,000,000                  --
Interest payable (Notes 4A and 4B)                                          197,140             170,940
Accrued expenses                                                            119,289             148,636
                                                                       ------------        ------------
     Total liabilities                                                   21,157,586          14,164,392
                                                                       ------------        ------------
Net Assets:
Shares of beneficial interest, par value $.01 per share;
 an unlimited number authorized                                              92,167              92,167
Additional paid-in capital                                               84,895,820          84,895,820
Retained net realized gain on investments, prior years                    5,423,509             582,457
Undistributed net investment income (Note 2D)                             2,208,865           1,936,012
Undistributed net realized gain on investments                           12,406,547           7,498,107
Net unrealized appreciation of investments (Notes 2A, 2B and 5)           9,542,151           6,630,766
                                                                       ------------        ------------

     Total net assets                                                   114,569,059         101,635,329
                                                                       ------------        ------------

     Total liabilities and net assets                                  $135,726,645        $115,799,721
                                                                       ============        ============

Shares of beneficial interest issued and outstanding                      9,216,665           9,216,665
                                                                       ============        ============

Net asset value per share                                              $      12.43        $      11.03
                                                                       ============        ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                       MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended September 30, 1997 and 1996
(Unaudited)


                                                                                    1997                1996
                                                                                 -----------        -----------
Investment Income (Note 2B):
Interest                                                                         $ 7,306,936        $ 6,626,956
Dividends                                                                            210,102            110,085
                                                                                 -----------        -----------
     Total income                                                                  7,517,038          6,737,041
                                                                                 -----------        -----------
Expenses:
Management fee (Note 3)                                                              725,742            666,858
Trustees' fees and expenses                                                           45,032             39,748
Transfer Agent/Registrar's expenses                                                   32,947             33,500
Interest (Notes 4A and 4B)                                                           660,479            623,700
Reports to shareholders                                                               10,000             20,513
Audit and legal                                                                       29,960             32,615
Other                                                                                 32,405             16,510
                                                                                 -----------        -----------
     Total expenses                                                                1,536,565          1,433,444
                                                                                 -----------        -----------

Net investment income                                                              5,980,473          5,303,597
                                                                                 -----------        -----------
Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                  12,368,092          7,498,107
Net change in unrealized appreciation of investments                               2,845,468         (2,950,185)
                                                                                 -----------        -----------
     Net gain on investments                                                      15,213,560          4,547,922
                                                                                 -----------        -----------

Net increase in net assets resulting from operations                             $21,194,033        $ 9,851,519
                                                                                 ===========        ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                       MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended September 30, 1997 and 1996
(Unaudited)


                                                                                    1997                  1996
                                                                                ------------         ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
  Interest and dividends received                                               $  6,343,852         $  5,786,219
  Interest expense paid                                                             (634,279)            (623,700)
  Operating expenses paid                                                           (862,631)            (807,212)
  Federal income tax paid                                                         (2,606,720)            (203,518)
                                                                                ------------         ------------
     Net cash provided by operating activities                                     2,240,222            4,151,789
                                                                                ------------         ------------

Cash flows from investing activities:
  Change in short-term portfolio securities, net                                   5,012,546            1,300,220
  Purchase of portfolio securities                                               (70,732,435)         (41,482,978)
  Proceeds from disposition of portfolio securities                               68,341,950           42,281,855
                                                                                ------------         ------------
     Net cash provided by investing activities                                     2,622,061            2,099,097
                                                                                ------------         ------------

     Net cash provided by operating and investing activities                       4,862,283            6,250,886
                                                                                ------------         ------------
Cash flows from financing activities:
  Cash dividends paid from net investment income                                  (5,672,704)          (5,253,499)
  Cash dividends paid from net realized gain on investments                       (1,884,962)                  --
  Cash received from issuance of debt                                              5,000,000                   --
  Cash paid for issuance of debt                                                     (12,500)                  --
                                                                                ------------         ------------
     Net cash used for financing activities                                       (2,570,166)          (5,253,499)
                                                                                ------------         ------------

Net increase in cash                                                               2,292,117              997,387

Cash -- beginning of year                                                              4,414               28,405
                                                                                ------------         ------------
Cash -- end of period                                                           $  2,296,531         $  1,025,792
                                                                                ============         ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                            $ 21,194,033         $  9,851,519
                                                                                ------------         ------------

  Increase in investments                                                        (19,126,391)          (3,641,070)
  Increase in interest and dividends receivable, net                                (880,258)            (231,915)
  (Increase) decrease in receivable for investments sold                           2,797,630             (638,756)
  Increase in other assets                                                            (4,043)              (4,043)
  Increase in payable for investments purchased                                    3,448,377            1,116,137
  Increase in management fee payable                                                  39,184               14,285
  Increase in interest payable                                                        26,200                   --
  Increase in amortized bond issuance costs                                           12,500                   --
  Increase in accrued expenses                                                       (38,229)             (11,753)
  Decrease in accrued taxes                                                       (2,606,720)            (203,518)
                                                                                ------------         ------------

     Total adjustments to net assets from operations                             (16,331,750)          (3,600,633)
                                                                                ------------         ------------

     Net cash provided by operating and investing activities                    $  4,862,283         $  6,250,886
                                                                                ============         ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS            MASSMUTUAL PARTICIPATION INVESTORS

For the nine months ended September 30, 1997 and 1996
(Unaudited)


                                                                                    1997                   1996
                                                                                -------------         -------------
Increase (decrease) in net assets:
Operations:
  Net investment income                                                         $   5,980,473         $   5,303,597
  Net realized gain on investments                                                 12,368,092             7,498,107
  Net change in unrealized appreciation of investments                              2,845,468            (2,950,185)
                                                                                -------------         -------------

  Net increase in net assets resulting from operations                             21,194,033             9,851,519

Dividends to shareholders from:
  Net investment income (1997 - $ .41 per share; 1996 - $ .38 per share)           (3,778,833)           (3,502,333)
                                                                                -------------         -------------

     Total increase                                                                17,415,200             6,349,186

Net Assets, beginning of year                                                      97,153,859            95,286,143
                                                                                -------------         -------------

Net Assets, end of period (including undistributed net investment
 income in 1997 - $2,208,865; 1996 - $1,936,012)                                $ 114,569,059         $ 101,635,329
                                                                                =============         =============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                      MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:


                                                                                   For the
                                                                                  nine months        For the
                                                                                 ended 9/30/97      year ended
                                                                                  (Unaudited)        12/31/96
                                                                                  ----------        ---------
Net asset value:
 Beginning of year                                                                $    10.54        $   10.34
                                                                                  ----------        ---------

Net investment income                                                                    .65              .76
Net realized and unrealized gain on investments                                         1.65              .42
                                                                                  ----------        ---------
Total from investment operations                                                        2.30             1.18
                                                                                  ----------        ---------
Dividends from net investment income to common shareholders                            (0.41)           (0.78)
Distributions from net realized gain on investments to common shareholders                --            (0.20)
                                                                                  ----------        ---------
Total  distributions                                                                   (0.41)            (.98)

Net asset value:
 End of period                                                                    $    12.43        $   10.54
                                                                                  ==========        =========

Per share market value:
 End of period                                                                    $    10.88        $    9.25
                                                                                  ==========        =========

Total investment return:
 Market value                                                                          22.32%*          15.40%
 Net asset value                                                                       22.28%*          14.60%

Net assets (in millions):
 End of period                                                                    $   114.60        $   97.15

Ratio of operating expenses to average net assets                                        .84%*           1.11%

Ratio of interest expenses to average net assets                                         .64%*            .85%

Ratio of expenses to average net assets                                                 1.48%*           1.96%

Ratio of net investment income to average net assets                                    5.76%*           7.18%

Portfolio turnover                                                                     57.59%*          68.48%

*Percentages represent results for the period and are not annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                      MASSMUTUAL PARTICIPATION INVESTORS

September 30, 1997
(Unaudited)


                                                              Shares, Units,
                                                               Warrants or                 Fair Value                    Fair Value
                                                                Principal   Acquisition   at Acquisition     Cost        at 9/30/97
Corporate Restricted Securities - 73.46%: (A)                     Amount        Date           Date        (Note 2B)      (Note 2A)
                                                              ------------- -----------   --------------   ---------     ----------
A.T.-Sentinel, Inc.
A leveraged lease transaction guaranteed by E.I
Dupont, the chemical company.
  9.52% First Preferred Ship Mortgage Note                     $   224,041     8/22/89     $   221,621   $   227,401    $   224,982
                                                                                           -----------   -----------    -----------
  due 1998

AccTech, LLC
A designer and marketer of specialized cleaning products.
  Senior Floating Rate Revolving Credit Note                   $   230,460     10/31/96        230,460       230,460        220,090
  due 2002
  Senior Secured Series A Floating Rate Note                   $   375,250     10/31/96        369,625       375,250        363,617
  due 2002
  10.1% Senior Secured Series A Note due 2002                  $   563,350     10/31/96        548,928       563,350        548,759
  12% Senior Secured Series B Note due 2004                    $   549,000     10/31/96        577,603       498,505        570,740
  Membership Interests (B)                                           2 int.    10/31/96        131,756       166,000        131,756
  Warrant, exercisable until 2004, to purchase                       1 int.    10/31/96             --        54,900             --
  Membership Interests at $.01 per interest (B)
                                                                                           -----------   -----------    -----------
                                                                                             1,858,372     1,888,465      1,834,962
                                                                                           -----------   -----------    -----------

American Exploration Company - A.S.E.
An independent oil and gas company engaged principally
in the acquisition, development and management of oil and
gas properties.
  11% Senior Subordinated Note due 2004                        $ 1,500,000     12/27/91      1,482,300     1,480,644      1,598,550
  Warrant, exercisable until 2004, to purchase                  51,671 shs.    12/27/91         24,857        19,356        249,726
  common stock at $15.53 per share (B)
                                                                                           -----------   -----------    -----------
                                                                                             1,507,157     1,500,000      1,848,276
                                                                                           -----------   -----------    -----------

Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large
and high quality clients.
  14% Senior Secured Note due 1998                             $   166,667     11/23/93        163,267       166,667        173,267
                                                                                           -----------   -----------    -----------

Associated Vintage Group, Inc.
A provider of custom wine production services
in the United States.
  11% Senior Subordinated Note due 2005                        $ 1,667,500     3/19/97       1,637,318     1,584,983      1,682,341
  Common Stock (B)                                              15,675 shs.    3/19/97          61,875        82,500         61,869
  Warrant, exercisable until 2005, to purchase                  47,044 shs.    3/19/97          47,044        86,673         47,044
  common stock at$ .01 per share (B)
                                                                                           -----------   -----------    -----------
                                                                                             1,746,237     1,754,156      1,791,254
                                                                                           -----------   -----------    -----------

Berkshire Medical Center, Inc.
A non-profit, regional acute care hospital.
  10.5% Senior Note due 1999                                   $   616,364     5/15/89         616,364       616,364        631,465
                                                                                           -----------   -----------    -----------

Boyle Leasing Technologies, Inc.
A leasing company specializing in the leasing and
rental of microticket business equipment.
  12% Senior Subordinated Note due 2001                        $   800,000     8/16/94         719,776       765,496        810,880
                                                                                           -----------   -----------    -----------

BP Prudhoe Bay Royalty Trust - N.Y.S.E.
A trust which shares in the production
of petroleum from the Alaskan North Slope.
  Beneficial Interests                                          13,190 uts.    2/28/89         329,750       197,945        238,244
                                                                                           -----------   -----------    -----------

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)


                                                       Shares, Units,
                                                         Warrants or                    Fair Value                    Fair Value
                                                          Principal    Acquisition    at Acquisition      Cost        at 9/30/97
Corporate Restricted Securities:  (A) (Continued)          Amount         Date             Date         (Note 2B)      (Note 2A)
                                                       --------------  -----------    --------------    ---------     ----------
Budget Group, The - O.T.C
An operator of Budget Rent-A-Car franchises,
retail used car sales facilities
and van pool territories.
  7% Convertible Subordinated Note due                  $1,000,000       12/18/96       $  899,220     $1,000,000     $1,541,800
                                                                                        ----------     ----------     ----------
  2003, convertible into common stock at
  $20.16 per share

C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
  Senior Secured Floating Rate Revolving                $  325,850       8/29/96           325,850        325,850        308,743
  Credit Facility due 2002
  Senior Secured Series A Floating Rate Term            $1,172,085       8/29/96         1,159,544      1,172,085      1,123,092
  Note due 2002
  12% Series B Term Note due 2004                       $  266,000       8/29/96           261,877        253,809        255,998
  Membership Interests (B)                                 133 int.      8/29/96           106,400        131,420        106,400
  Warrant, exercisable until 2004, to purchase 37            8 int.      8/29/96                --         13,300             --
  Membership Interests at $.01 per interest (B)
                                                                                        ----------     ----------     ----------
                                                                                         1,853,671      1,896,464      1,794,233
                                                                                        ----------     ----------     ----------

Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle
products for both the retail and food
service markets.
  Senior Secured Floating Rate Revolving                $  108,108       9/29/95           108,108        108,108        107,427
  Credit Note due 2000
  10% Senior Secured Term Note due 2004                 $  756,756       9/29/95           756,756        756,756        752,594
  11.5% Senior Subordinated Note due 2004               $  472,975       9/29/95           447,855        452,085        471,887
  8% Junior Subordinated Convertible Note               $   54,054       9/29/95            54,054         54,054         97,454
  due 2004, convertible into partnership points
  at $1,388.89 per point
  Warrant, exercisable until 2006, to purchase              19 pts.      9/29/95            25,130         25,130         45,682
  partnership points at $.01 per point (B)
                                                                                        ----------     ----------     ----------
                                                                                         1,391,903      1,396,133      1,475,044
                                                                                        ----------     ----------     ----------

Catalina Lighting, Inc. - N.Y.S.E
A designer, importer and distributor of
residential and office lighting fixtures.
  8% Convertible Subordinated Note due                  $  375,000       3/31/94           355,012        375,000        344,625
  2002, convertible into common stock at $7.31                                          ----------     ----------     ----------
  per share


Cirrus Logic, Inc.
A designer and manufacturer of integrated circuits.
  10.14% Secured Leverage Lease Notes due               $  719,093       11/1/96           697,880        719,093        692,559
  2004
  10.22% Secured Leverage Lease Notes due               $  677,578       11/1/96           662,536        677,578        658,538
  2002
                                                                                        ----------     ----------     ----------
                                                                                         1,360,416      1,396,671      1,351,097
                                                                                        ----------     ----------     ----------

Classic Sports, Inc.
A cable sports television network.
  Convertible Preferred Stock, convertible into            322 shs.            *           272,222        152,062        459,164
  common stock at $1,000 per share (B)                                                  ----------     ----------     ----------


Coast Distribution System, The - A.S.E
A wholesale distributor of recreational vehicle and
marine parts and accessories.
  11.2% Senior Subordinated Secured Note                $  466,800       6/26/89           481,691        466,800        465,960
  due 1999                                                                              ----------     ----------     ----------


*4/18/95 and 6/3/96.

--------------------------------------------------------------------------------
8

September 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                           Warrants or                    Fair Value                    Fair Value
                                                            Principal     Acquisition   at Acquisition      Cost        at 9/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount           Date           Date         (Note 2B)      (Note 2A)
                                                         --------------  -------------  --------------   -----------   -------------

Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for consumer
use.
  Senior Secured Floating Rate Revolving                   $    73,055       12/8/95     $    73,055     $    73,055   $    73,055
  Credit Notes due 2000
  10.75% Senior Secured Term Note due 2003                 $   607,103       12/8/95         613,386         607,103       607,770
  12% Senior Subordinated Note due 2005                    $   400,287       12/8/95         401,929         380,454       396,885
  Common Stock (B)                                          92,280 shs.      12/8/95          69,210          92,280        69,210
  Warrant, exercisable until 2005, to purchase              69,210 shs.      12/8/95             692          25,426           692
  common stock at$ .01 per share (B)
                                                                                         -----------     -----------   -----------
                                                                                           1,158,272       1,178,318     1,147,612
                                                                                         -----------     -----------   -----------
Contico International, Inc.
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products.
  12% Senior Subordinated Note due 2003                    $   500,000       3/23/93         522,800         500,000       523,850
                                                                                         -----------     -----------   -----------

Control Devices, Inc. -- O.T.C
A producer of high quality electromechanical circuit
protector devices and photo-optic sensors.
  Common Stock (B)                                          58,000 shs.            *           8,737           8,737       782,997
                                                                                         -----------     -----------   -----------

Discount Auto Parts
  A retailer of auto parts.
  9.8% Senior Secured Note due 2003                        $   900,000       11/2/89         869,490         900,000       957,330
                                                                                         -----------     -----------   -----------

Diversco, Inc.
A contract provider of janitorial and equipment
maintenance services and temporary production labor
to industrial customers.
  Senior Floating Rate Term Note due 2002                  $   216,359      10/24/96         215,040         216,359       215,299
  10.16% Senior Term Note due 2002                         $   649,078      10/24/96         649,857         649,078       659,139
  12% Senior Subordinated Note due 2003                    $   624,000      10/24/96         638,414         557,136       654,077
  Membership Interests (B)                                  1,491 int.      10/24/96         111,821         152,095       111,821
  Warrant, exercisable to 2003, to purchase                   896 int.      10/24/96               9          73,745             9
  Membership Interests at $.01 per interest (B)
                                                                                         -----------     -----------   -----------
                                                                                           1,615,141       1,648,413     1,640,345
                                                                                         -----------     -----------   -----------
Eagle Pacific Industries, Inc. -- O.T.C
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  8% Redeemable Convertible Preferred Stock,                1,700 shs.        5/9/97       1,692,860       1,700,000     1,752,360
  convertible into common stock at  $4.26 per share                                      -----------     -----------   -----------

Elgin National Industries, Inc.
An operator in the specialty fastener, mineral
processing equipment, engineering, construction and
electrical distribution industries.
  13% Senior Subordinated Note due 2001                    $ 1,333,333       9/24/93       1,295,477       1,322,145     1,353,333
  10% Preferred Stock                                       1,560 shs.       9/24/93         117,976         155,950       135,255
  Common Stock (B)                                            107 shs.       9/24/93          10,717          10,717        61,414
  Warrant, exercisable from 1998 until 2001, to               112 shs.       9/24/93              11          11,188        64,180
  purchase common stock at $.01 per share (B)
                                                                                         -----------     -----------   -----------
                                                                                           1,424,181       1,500,000     1,614,182
                                                                                         -----------     -----------   -----------
Exide Electronics Group, Inc. -- O.T.C
A manufacturer and servicer of uninterruptible power
systems.
  Common Stock (B)                                          45,329 shs.       9/2/92         587,447         592,902       979,694
                                                                                         -----------     -----------   -----------


* 7/29/94 and 10/8/96.

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                                                        Shares, Units,
                                                         Warrants or                      Fair Value                    Fair Value
                                                          Principal      Acquisition    at Acquisition      Cost        at 9/30/97
Corporate Restricted Securities:  (A) (Continued)          Amount            Date            Date         (Note 2B)     (Note 2A)
                                                         --------------  -------------  --------------   -----------   -------------

Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels
for distilled spirits, wine, food and household
products
  Common Stock (B)                                           270 shs.      4/28/95        $  609,908      $  135,000    $   10,161
  Warrant, exercisable until 2005, to purchase               190 shs.      4/28/95            49,116          85,226         7,144
  common stock at $.01 per share (B)
  Incentive Warrant, exercisable from 1998                    10 shs.      4/28/95             1,671           1,136           361
  until 2000, to purchase common stock at $.01
  per share (B)
                                                                                          ----------      ----------    ----------
                                                                                             660,695         221,362        17,666
                                                                                          ----------      ----------    ----------
Golden Bear Acquisition Corp.
A manufacturer of asphalt and specialty
lubricating and processing oils
  17% Senior Subordinated Note due 2005                $    1,556,000      7/18/97         1,570,938       1,521,506     1,575,294
  12% Preferred Stock                                        156 shs.      7/18/97           157,454         155,556       158,060
  Common Stock (B)                                         7,000 shs.      7/18/97            29,190          38,920        29,190
  Warrant, exercisable until 2005, to purchase            11,670 shs.      7/18/97               117          35,010           117
  common stock at $.001 per share (B)
  Warrant, exercisable until 2010, to purchase             8,556 shs.      7/18/97                86             --             86
  common stock at $.001 per share (B)
                                                                                          ----------      ----------    ----------
                                                                                           1,757,785       1,750,992     1,762,747
                                                                                          ----------      ----------    ----------
Hardy Oil & Gas USA, Inc.
Engages in exploration and development of
oil and gas reserves
  8.46% Guaranteed Senior Note due 2004                $    1,500,000      1/11/95         1,452,150       1,500,000     1,541,400
  Warrant, exercisable until 2005, to purchase           136,467 shs.      1/11/95            13,500             --        257,923
  common stock at (pounds)1.84 per share (B)
                                                                                          ----------      ----------    ----------
                                                                                           1,465,650       1,500,000     1,799,323
                                                                                          ----------      ----------    ----------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing,
and assembly services for a variety of industrial
manufacturing companies
  12.5% Senior Subordinated note due 2005              $    1,313,100      4/18/97         1,329,514       1,161,093     1,371,270
  Common Stock (B)                                        35,322 shs.      4/18/97           299,165         398,889       299,176
  Warrant, exercisable until 2005, to purchase            16,689 shs.      4/18/97             1,669         157,572         1,669
  common stock at $.01 per share (B)
                                                                                          ----------      ----------    ----------
                                                                                           1,630,348       1,717,554     1,672,115
                                                                                          ----------      ----------    ----------
Hatco Corporation
A specialty chemical company focused on the
production of industrial synthetic lubricants
and plasticizers
  Senior Secured Floating Rate Term Loan due           $    1,750,000      1/31/97         1,739,675       1,750,000     1,748,425
  2003                                                                                    ----------      ----------    ----------

Hein-Werner Corp. - A.S.E
A manufacturer of automotive service and collision
repair equipment and hydraulic cylinders
  Warrant, exercisable until 1999, to purchase            59,713 shs.       9/3/96               --              --         64,252
  common stock at $6.28 per share (B)                                                     ----------      ----------    ----------

Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas
  12.75% Senior Note due 1999                          $      562,500     11/18/93           556,931         554,824       582,525
  Warrant, exercisable until 2001, to purchase                 3 shs.     11/18/93               --            5,118         9,057
  common stock at $17,897.31 per share (B)
                                                                                          ----------      ----------    ----------
                                                                                             556,931         559,942       591,582
                                                                                          ----------      ----------    ----------

September 30, 1997
(Unaudited)

                                                       Shares, Units,
                                                        Warrants or                      Fair Value                    Fair Value
                                                         Principal      Acquisition    at Acquisition     Cost         at 9/30/97
Corporate Restricted Securities:  (A) (Continued)         Amount           Date            Date        (Note 2B)       (Note 2A)
                                                       --------------  -------------  --------------   -----------   -------------

Hudson River Capital, LLC
Acquires controlling or substantial interests in
manufacturing and marketing entities
  Series A Preferred Units (B)                          22,183 uts.      7/21/94       $   196,827      $   221,826     $   210,735
                                                                                       -----------      -----------     -----------

Hunton & Williams
A major law firm in Richmond, Virginia
  10.06% Senior Secured Note due 2000                  $   137,625       12/21/90          135,324          137,625         141,382
                                                                                       -----------      -----------     -----------

Hussey Seating Company
A manufacturer of spectator seating products
  Senior Secured Floating Rate Revolving               $   168,750       6/12/96           167,096          168,750         167,383
  Note due 2003
  Senior Secured Floating Rate Note due 2003           $   394,565       6/12/96           390,659          394,565         394,565
  10% Senior Secured Note due 2003                     $   430,435       6/12/96           419,071          430,435         427,034
  12% Subordinated Secured Note due 2006               $   675,000       6/12/96           663,660          571,665         696,532
  Warrant, exercisable until 2006, to purchase          1,776 shs.       6/12/96                18          112,500              18
  common stock at $.01 per share (B)
                                                                                       -----------      -----------     -----------
                                                                                         1,640,504        1,677,915       1,685,532
                                                                                       -----------      -----------     -----------
Intermetrics, Inc.
A provider of software systems, services and
products to a variety of information technology
users
  Senior Floating Rate Revolving Credit Note           $   120,000       5/30/97           120,000          120,000         120,000
  due 2001
  Senior Floating Rate Revolving Term Note             $   666,072       8/31/95           660,441          666,072         666,072
  due 2002
  13% Senior Subordinated Note due 2002                $   399,659       8/31/95           406,760          357,691         418,243
  Class A Common Stock (B)                               1,471 shs.      8/31/95             6,895            9,192             182
  Class B Common Stock (B)                               4,067 shs.      8/31/95            19,087           25,418             503
  Warrant, exercisable until 2007 to purchase           10,588 shs.      8/31/95             1,059           52,000           1,228
  Class D common stock at $.01 per share (B)
                                                                                       -----------      -----------     -----------
                                                                                         1,214,242        1,230,373       1,206,228
                                                                                       -----------      -----------     -----------
J. Baker, Inc. -- O.T.C
A wholesaler and retailer of shoes
  11.71% Senior Subordinated Note due 1999             $   600,000       6/21/89           598,440          600,000         596,460
  Warrant, exercisable until 1999, to purchase         $    27,355       6/21/89             2,736           73,285           2,736
  common stock at $18.80 per share (B)
                                                                                       -----------      -----------     -----------
                                                                                           601,176          673,285         599,196
                                                                                       -----------      -----------     -----------
Jackson Products, Inc.
Manufactures and distributes a variety of
industrial and highway safety products
  12.25% Senior Subordinated Note due 2004             $   985,000       8/16/95           985,000          966,226       1,004,996
  13.25% Cumulative Exchangeable Preferred                 49 shs.       8/16/95           492,800          411,708         420,518
  Stock
  Common Stock (B)                                        217 shs.       8/16/95            21,702           21,702          19,532
  Warrant, exercisable until 2005, to purchase            999 shs.       8/16/95            99,838           99,866             999
  common stock at $.01 per share (B)
                                                                                       -----------      -----------     -----------
                                                                                         1,599,340        1,499,502       1,446,045
                                                                                       -----------      -----------     -----------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets
  13% Senior Subordinated Note due 2004                $ 1,667,000       12/2/96         1,692,505        1,516,102       1,694,339
  Warrant, exercisable until 2004, to purchase          28,717 shs.      12/2/96            28,717          166,700          36,298
  common stock at $.01 per share (B)
                                                                                       -----------      -----------     -----------
                                                                                         1,721,222        1,682,802       1,730,637
                                                                                       -----------      -----------     -----------

September 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                    Fair Value                     Fair Value
                                                           Principal      Acquisition   at Acquisition       Cost        at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount           Date            Date         (Note 2B)      (Note 2A)
                                                         --------------  -------------  --------------   -----------   -------------


Latin Communications Group
An operator of Spanish-language media in North
America
  Common Stock (B)                                        44,219 shs.            *       $   314,472     $   406,252    $   442,190
                                                                                         -----------     -----------    -----------

Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products
  18% Senior Subordinated Note due 2006                  $   813,750       9/30/97           813,750         813,750        982,847
  Membership Interests of LFPI Mainstreet (B)               936 uts.       9/30/97           936,250         936,250        749,000
                                                                                         -----------     -----------    -----------
                                                                                           1,750,000       1,750,000      1,731,847
                                                                                         -----------     -----------    -----------
Maloney Industries, Inc.
Engineers and manufactures process systems for
the oil and gas industry
  13% Subordinated Note due 2004                         $ 1,012,500       10/26/95        1,189,125       1,012,500      1,106,966
  Limited Partnership Interests (B)                         284 uts.       10/20/95          253,125         366,629        292,994
  Warrant, exercisable until 2004 to purchase               148 uts.       10/26/95              148             --         153,047
  Limited Partnership Interests at $.01 per unit (B)
                                                                                         -----------     -----------    -----------
                                                                                           1,442,398       1,379,129      1,553,007
                                                                                         -----------     -----------    -----------
Maxtec International Corp.
A manufacturer and distributor of precision test
and measurement equipment and overhead crane
control systems
  Senior Floating Rate Revolving Credit                  $   230,769       6/28/95           230,769         230,769        229,015
  Facility due 2001
  Common Stock (B)                                        38,462 shs.      6/28/95            96,059         115,386         86,540
  Warrant, exercisable from 1998 until 2005,              19,795 shs.      6/28/95            49,325          85,714         19,795
  to purchase common stock at $.01 per share (B)
                                                                                         -----------     -----------    -----------
                                                                                             376,153         431,869        335,350
                                                                                         -----------     -----------    -----------
N2K, Inc.
A music entertainment company, which uses the
internet as a global platform for the promoting
and merchandising of music and related merchandise
  14% Senior Note due 1998                               $   500,000       8/6/97            496,800         500,000        498,300
  Warrant, exercisable until 2004, to purchase            13,889 shs.      8/6/97                556             --             556
  common stock at $12 per share (B)
                                                                                         -----------     -----------    -----------
                                                                                             497,356         500,000        498,856
                                                                                         -----------     -----------    -----------
NM Holdings LLC
A company created to acquire motion picture film
rights from Twentieth Century Fox
  10% Senior Note due 2001                               $   500,000       6/28/96           490,300         500,000        500,750
  12% Subordinated Note due 2001                         $   490,000       6/28/96           491,078         490,000        500,192
  Membership Interests                                    10,000 int.      6/28/96             7,500           1,213          7,500
                                                                                         -----------     -----------    -----------
                                                                                             988,878         991,213      1,008,442
                                                                                         -----------     -----------    -----------
Nu Horizons Electronics Corp. -- O.T.C
A distributor of high technology active and passive
electronic devices
  8.25% Convertible Subordinated Note due                $   705,900       8/31/94           712,959         705,900        751,148
  2002, convertible into common stock at $9                                              -----------     -----------    -----------
  per share


Pacific Coast Feather Company A
manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters
  15.5% Senior Subordinated Note due 2004                $ 1,750,000       6/27/97         1,768,025       1,750,000      1,786,575
                                                                                         -----------     -----------    -----------


* 2/14/95, 12/1/95 and 2/27/96.
--------------------------------------------------------------------------------
12

September 30, 1997
(Unaudited)

                                                          Shares, Units,
                                                           Warrants or                   Fair Value                     Fair Value
                                                            Principal     Acquisition   at Acquisition     Cost         at 9/30/97
Corporate Restricted Securities:  (A) (Continued)            Amount          Date            Date        (Note 2B)      (Note 2A)
                                                         --------------  -------------  --------------   -----------   -------------
PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear
power plants and hazardous waste.
  14.5% Senior Subordinated Note due 2000                 $     833,333        2/5/93     $   832,000    $   833,333    $   856,416
  8% Convertible Preferred Stock due 2001,                  83,333 shs.        2/5/93         166,667        166,667        159,067
  convertible into common stock at $2 per share
  Common Stock (B)                                         133,333 shs.        2/5/93         333,333        333,333        153,600
                                                                                          -----------    -----------    -----------
                                                                                            1,332,000      1,333,333      1,169,083
                                                                                          -----------    -----------    -----------
Paribas Capital Funding LLC
A collateralized loan obligation managed by the
U.S. Merchant Banking Group of Banque Paribas.
  Subordinated Floating Rate Note due 2010                $   1,750,000             *       1,743,472      1,750,000      1,740,900
                                                                                          -----------    -----------    -----------

Pharmaceutical Buyers Inc.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                      $     408,750      11/30/95         425,958        408,750        427,021
  10.5% Senior Secured Convertible Note due               $      97,500      11/30/95         102,668         97,500        109,356
  2005, convertible into common stock at
  $50,000 per share
  Common Stock                                                   3 shs.      11/30/95         113,906        169,000        105,260
                                                                                          -----------    -----------    -----------
                                                                                              642,532        675,250        641,637
                                                                                          -----------    -----------    -----------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
maintenance and overhaul certification.
  12% Senior Subordinated Note due 2001                   $   1,085,721       7/15/92       1,094,624      1,085,721      1,125,567
  Senior Redeemable Cumulative Preferred Stock             140,983 shs.       7/15/92         140,983        140,983        140,983
  Common Stock (B)                                           1,887 shs.       7/15/92           1,283          1,887         33,513
  Warrant, exercisable until 2001, to purchase               2,521 shs.       7/15/92           1,613             --         44,672
  common stock at $.05 per share (B)
                                                                                          -----------    -----------    -----------
                                                                                            1,238,503      1,228,591      1,344,735
                                                                                          -----------    -----------    -----------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
  10.64% Senior Subordinated Note due 2006                $   1,750,000      10/25/96       1,701,875      1,707,292      1,752,450
  Warrant, exercisable until 2006, to purchase                  49 shs.      10/25/96          27,799         46,813         31,101
  common stock at $.01 per share (B)
                                                                                          -----------    -----------    -----------
                                                                                            1,729,674      1,754,105      1,783,551
                                                                                          -----------    -----------    -----------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves
and controls.
  Senior Secured Floating Rate Revolving                  $     317,850       7/22/96         314,703        317,850        315,116
  Credit Facility due 2003
  Senior Secured Floating Rate Term Note                  $   1,450,700       7/22/96       1,436,483      1,450,700      1,439,385
  due 2003
  12% Senior Secured Term Note due 2004                   $     245,000       7/22/96         241,766        200,254        249,826
  8% Preferred Stock                                           116 shs.       7/22/96         110,120        115,911        110,115
  Common Stock (B)                                             299 shs.       7/22/96          10,849         14,489         10,847
  Warrant, exercisable until 2004, to purchase                 162 shs.       7/22/96               2         49,000              2
  common stock at $.01 per share (B)
                                                                                          -----------    -----------    -----------
                                                                                            2,113,923      2,148,204      2,125,291
                                                                                          -----------    -----------    -----------
Process Chemicals, LLC
A platform company used by C3 Chemical Ventures to
acquire specialty chemical and mineral companies.
  6% Redeemable Preferred Membership Interests              10,000 int.       7/31/97         983,800      1,000,000        975,600
  Common Membership Interests                                    4 int.       7/31/97              11             12             11
                                                                                          -----------    -----------    -----------
                                                                                              983,811      1,000,012        975,611
                                                                                          -----------    -----------    -----------

* 12/20/96, 3/20/97 and 6/20/97.
--------------------------------------------------------------------------------
                                                                              13

September 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                    Fair Value                     Fair Value
                                                           Principal      Acquisition   at Acquisition     Cost         at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount           Date            Date        (Note 2B)      (Note 2A)
                                                        ---------------  -------------  --------------  ------------  --------------

Protein Genetics, Inc.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and beef
industries.
  11.67% Senior Secured Note due 2004                      $    400,000       8/12/94    $    394,720   $    400,000   $    344,080
  11.51% Junior Secured Note due 1999                      $    200,000       8/12/94         195,760        200,000        166,640
  9.8% Redeemable Exchangeable Preferred Stock               3,333 shs.       8/12/94         282,633        333,333        141,767
  Common Stock (B)                                             497 shs.       8/12/94               5             --              4
                                                                                         ------------   ------------   ------------
                                                                                              873,118        933,333        652,491
                                                                                         ------------   ------------   ------------
RailTex, Inc. -- O.T.C
An operator of short-line railroads in the Midwest,
West and Canada.
  12% Senior Subordinated Note due 2002                    $    750,000       2/16/93         799,575        750,000        832,725
  Common Stock (B)                                           17,750 shs.      2/16/93         170,400        170,400        286,662
                                                                                         ------------   ------------   ------------
                                                                                              969,975        920,400      1,119,387
                                                                                         ------------   ------------   ------------
Rent-Way, Inc. -- O.T.C
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
  10% Convertible Subordinated Note due                    $  1,000,000       7/18/95         995,610      1,000,000      1,912,700
  2002, convertible into common stock at $9.94
  per share
  Warrant, exercisable until 2002, to purchase               10,000 shs.      7/18/95              --             --         97,930
  common stock at $9.94 per share (B)
                                                                                         ------------   ------------   ------------
                                                                                              995,610      1,000,000      2,010,630
                                                                                         ------------   ------------   ------------
Sequentia, Inc.
A manufacturer and distributor of fiberglass reinforced
panels used in commercial, industrial and residential
applications.
  12% Subordinated Note due 2004                           $  1,140,700       12/14/95      1,209,142        932,239      1,113,665
  Limited Partnership Interests of KS Holdings,
  L.P. (B)                                                   3,593 uts.       12/14/95        269,475        339,371        269,475
  Warrant, exercisable until 2004, to purchase               2,725 uts.       12/14/95          2,725        239,547          1,363
  Limited Partnership Interests of KS Holdings,
  L.P. at $.01 per unit (B)
                                                                                         ------------   ------------   ------------
                                                                                            1,481,342      1,511,157      1,384,503
                                                                                         ------------   ------------   ------------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
  9.65% Senior Secured Note due 2004                       $    382,835       5/27/94         382,835        382,835        383,907
  10.5% Subordinated Note due 2004                         $    179,104       5/27/94         179,104        179,104        176,203
  Common Stock (B)                                           1,077 shs.       5/27/94          64,904         64,904         20,236
  Warrant, exercisable until 2004, to purchase                 806 shs.       5/27/94               8             --         15,137
  common stock at $.01 per share (B)
                                                                                         ------------   ------------   ------------
                                                                                              626,851        626,843        595,483
                                                                                         ------------   ------------   ------------
Stonehurst I LLC
A wholly-owned subsidiary of Tenneco, Inc.,
whose business includes natural gas, auto parts
and packaging.
  Floating Rate Subordinated Note due 2004                 $  1,444,500       12/29/94      1,444,500      1,444,500      1,444,500
  5.05% Membership Interest                                  5,050 int.       12/29/94         55,000         47,618         55,500
                                                                                         ------------   ------------   ------------
                                                                                            1,499,500      1,492,118      1,500,000
                                                                                         ------------   ------------   ------------
Swing N'Slide Corporation -- A.S.E.
A manufacturer and distributor of home playground
equipment and accessories.
  12% Subordinated Note due 2005                           $  1,562,500       3/13/97       1,292,500      1,234,856      1,366,719
  Limited Partnership Interests of Green Grass               40,774 uts.      3/13/97         146,786        223,750        146,786
  Capital II, LLC (B)
  Warrant, exercisable until 2005, to purchase               74,022 uts.      3/13/97         265,887        340,361        265,887
  Limited Partnership Interests of Green Grass
  Capital II, LLC at $.01 per unit (B)
                                                                                         ------------   ------------   ------------
                                                                                            1,705,173      1,798,967      1,779,392
                                                                                         ------------   ------------   ------------

--------------------------------------------------------------------------------
14

September 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                    Fair Value                     Fair Value
                                                           Principal      Acquisition   at Acquisition     Cost         at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount           Date            Date        (Note 2B)      (Note 2A)
                                                        ---------------  -------------  --------------  ------------  --------------

TACC International Corporation
A leading domestic manufacturer of
adhesives and sealants in the building and
construction industries.
  12.5% Subordinated Note due 2005                       $    875,000       8/8/97      $    849,538    $    853,271   $    857,150
  8% Convertible Redeemable Preferred Stock                4,122 shs.       8/8/97           847,613         875,000        858,025
  Warrant, exercisable until 2005, to purchase               780 shs.       8/8/97                 8          21,949              8
  common stock at $.01 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,697,159       1,750,220      1,715,183
                                                                                        ------------    ------------   ------------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
Columbia/Snake River system.
  12.5% Senior Subordinated Note due 2006                $  1,190,000       7/25/96        1,194,046       1,167,146      1,241,051
  Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                       560 shs.       7/25/96          504,000         560,000        504,000
  Warrant, exercisable until 2008, to purchase               237 shs.       7/25/96               21          24,103             21
  common stock at $.01 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,698,067       1,751,249      1,745,072
                                                                                        ------------    ------------   ------------
TransMontaigne Oil Company -- A.S.E.
An independent petroleum products marketing
company.
  12.75% Senior Subordinated Debenture                   $  1,200,000       3/28/91        1,274,280       1,182,028      1,274,520
  due 2000
  Common Stock (B)                                       203,165 shs.             *         314,108         598,597      3,006,842
  Warrant, exercisable until 2001, to purchase            74,606 shs.       3/28/91           7,461          42,000        889,304
  common stock at $3.60 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,595,849       1,822,625      5,170,666
                                                                                        ------------    ------------   ------------
Trend Plastics, Inc.
A manufacturer and assembler of plastic injection
molded parts.
  12% Subordinated Note due 2005                         $  1,256,800       3/21/97        1,296,389       1,255,236      1,332,836
  Limited Partnership Interests of Riverside V             1,091 uts.       3/21/97          133,532         147,832        133,532
  Holding Company L.P.
  Limited Partnership Interests of Riverside V-A           2,335 uts.       3/21/97          302,511         316,309        302,511
  Holding Company L.P.
  Warrant, exercisable until 2005, to purchase             1,564 uts.       3/21/97            1,564           1,564          1,564
  Limited Partnership Interests at $.01 per unit (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,733,996       1,720,941      1,770,443
                                                                                        ------------    ------------   ------------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North
American window and door market.
  12.25% Senior Subordinated Note due 2006               $  1,338,000       6/23/97        1,367,168       1,152,316      1,383,893
  Limited Partnership Interests (B)                        4,123 uts.       6/17/97          371,070         412,300        371,070
  Warrant, exercisable until 2006, to purchase               630 uts.       6/23/97                6         188,536              6
  Limited Partnership Interests at $.01 per unit (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,738,244       1,753,152      1,754,969
                                                                                        ------------    ------------   ------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety
of industries.
  11% Senior Secured Note due 2005                       $    792,200       5/3/95           876,015         792,200        862,864
  12% Subordinated Note due 2005                         $    326,200       5/3/95           367,008         310,751        374,445
  Common Stock (B)                                         2,457 shs.       5/3/95            81,376         195,720         16,157
  Warrant, exercisable until 2005, to purchase             1,398 shs.       5/3/95            46,291          17,971          9,182
  common stock at $.01 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,370,690       1,316,642      1,262,648
                                                                                        ------------    ------------   ------------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                                                         Shares, Units,
                                                          Warrants or                    Fair Value                     Fair Value
                                                           Principal      Acquisition   at Acquisition     Cost         at 9/30/97
Corporate Restricted Securities:  (A) (Continued)           Amount           Date            Date        (Note 2B)      (Note 2A)
                                                        ---------------  -------------  --------------  ------------  --------------

U.S. Silica Company
A producer of high grade industrial and specialty
ground silica sands in North America.
  15% Senior Subordinated Notes due 2005              $   1,184,288              *      $  1,257,584    $  1,184,223   $  1,276,426
  Redeemable Preferred Stock Series A (B)               20,999 shs.       12/19/96           145,826         194,435        145,817
  Convertible Preferred Stock Series B,                 41,998 shs.       12/19/96           291,655         388,865        291,634
  convertible into Series B common stock at
  $9.26 per share (B)
  Warrant, exercisable until 2005, to purchase           3,241 uts.       12/19/96             6,482              65          3,241
  Series A Preferred Stock and Series B
  Preferred Stock at $.01 per unit (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,701,547       1,767,588      1,717,118
                                                                                        ------------    ------------   ------------
Unidata, Inc.
A manufacturer and distributor of database
management software.
  11.5% Senior Subordinated Note due 2003             $   1,250,000       12/14/95         1,269,250       1,203,650      1,181,875
  Common Stock (B)                                      62,500 shs.       12/14/95           187,500         250,000        187,500
  Warrant, exercisable until 2003, to purchase          31,250 shs.       12/14/95               312          62,125            312
  common stock at $1 per share (B)
                                                                                        ------------    ------------   ------------
                                                                                           1,457,062       1,515,775      1,369,687
                                                                                        ------------    ------------   ------------
Unipac Corporation
A manufacturer of laminated materials which are used
to seal a variety of packaging containers.
  Senior Secured Floating Rate Note due 2002          $     197,109         2/9/96           195,020         197,109        197,109
  12% Senior Secured Note due 2004                    $     121,875         2/9/96           123,435         110,748        130,894
  Acquisition Line of Credit due 2002                 $     356,250        9/30/96           356,250         356,250        356,250
  Limited Partnership Interests of Riverside II             61 uts.             **            56,194         108,617        162,594
  Holding Company L.P. (B)
  Warrant, exercisable from 2000 until 2004,                21 uts.         2/9/96                 2          20,156         54,711
  to purchase Limited Partnership Interests of
  Riverside II Holding Company L.P. at $.01
  per unit
                                                                                        ------------    ------------   ------------
                                                                                             730,901         792,880        901,558
                                                                                        ------------    ------------   ------------
US Air, Inc.
A domestic and international airline.
  10.8% Series A Secured Loan Certificates            $     430,259        6/29/94           365,720         377,072        439,424
  due 2003                                                                              ------------    ------------   ------------

Valero Energy Corporation
An owner and operator of a specialized petroleum
refinery and engages in petroleum product marketing
operations.
  10.58% Senior Note due 2000                         $     285,714       12/20/90           290,477         285,714        295,600
                                                                                        ------------    ------------   ------------

Victory Ventures,  LLC
Acquires controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                           2,817 uts.        12/2/96             3,175          15,874         26,765
                                                                                        ------------    ------------   ------------

    Sub-Total Corporate Restricted Securities                                           $ 76,743,938      77,407,580     84,158,730
                                                                                        ============    ------------   ------------

 * 12/19/96 and 2/15/97.
** 2/9/96 and 9/25/96.
--------------------------------------------------------------------------------
16

September 30, 1997
(Unaudited)

                                                              Shares,
                                                            Warrants or                Market Value
                                       Interest     Due      Principal      Cost        at 9/30/97
RULE 144A SECURITIES:  (A)               Rate       Date      Amount      (Note 2B)     (Note 2A)
                                       --------   --------  -----------  -----------   ------------
BONDS -- 17.99%
 ADV Accessory & AAS CAP                  9.750%  10/01/07  $   575,000  $   574,996    $   575,000
 Amtran, Inc.                            10.500   08/01/04      500,000      500,000        510,000
 Anchor Advanced Products                11.750   04/01/04      560,000      581,750        596,400
 Archibald Candy Corp.                   10.250   07/01/04      420,000      420,000        441,000
 Atlantic Coast Airlines Inc.             8.750   01/01/07      783,000      784,063        790,830
 Atlantic Express                        10.750   02/01/04      350,000      362,250        371,000
 Atlas Air, Inc.                         10.750   08/01/05    1,000,000    1,000,000      1,030,000
 Aurora Foods, Inc.                       9.875   02/15/07      750,000      768,750        772,500
 Doskocil Manufacturing Co., Inc.        10.125   09/15/07      100,000      100,000        103,000
 Enserch Exploration, Inc.                7.540   01/02/09    1,000,000    1,000,000      1,003,750
 H M H Properties, Inc.                   8.875   07/15/07      250,000      250,000        256,875
 I C N Pharmaceuticals, Inc.              9.250   08/15/05      350,000      350,000        364,875
 Indah Kiat Pulp & Paper Corporation     10.000   07/01/07      700,000      695,429        684,250
 Integrated Health Services               9.250   01/15/08      750,000      750,000        761,250
 International Wire Group                11.750   06/01/05      450,000      489,375        492,750
 ITT Publicmedia BV                       9.375   09/15/07      420,000      425,475        436,800
 Jordan Industries, Inc.                 10.375   08/01/07      300,000      300,000        309,000
 Jordan Telecom Products                  9.875   08/01/07    1,050,000    1,040,798      1,078,875
 L-3 Corporation                         10.375   05/01/07      400,000      400,000        433,000
 McLeod USA Incorporated                  9.250   07/15/07      300,000      300,000        321,000
 Neenah Corporation                      11.125   05/01/07      250,000      250,000        271,875
 Nortek, Inc.                             9.125   09/01/07      450,000      446,364        454,500
 Rogers Cantel Inc.                       8.300   10/01/07      750,000      747,990        750,000
 Shoppers Food Warehouse                  9.750   06/15/04      475,000      475,219        485,688
 Southern Foods                           9.875   09/01/07      450,000      450,000        465,750
 Sovereign Speciality Chemicals           9.500   08/01/07      175,000      175,000        178,500
 Speedway Motorsports, Inc.               8.500   08/15/07      225,000      224,388        226,688
 T C W Leveraged Income Trust, LP         8.410   03/31/04    1,500,000    1,500,000      1,545,000
 Telex Communications, Inc.              10.500   05/01/07    1,250,000    1,261,250      1,278,125
 Therma-Wave, Inc.                       10.625   05/15/04      370,000      375,625        396,825
 Tjiwi Kima Fin Mauritius LTD            10.000   08/01/04      375,000      372,956        367,969
 United Refining Company                 10.750   06/15/07    1,400,000    1,400,000      1,442,000
 Von Hoffman Press, Inc.                 10.375   05/15/07      325,000      327,250        344,500
 W R Carpenter North America             10.625   06/15/07      550,000      556,344        558,250
 Wavetek Corporation                     10.125   06/15/07      110,000      110,000        114,400
 Williams Scotsman, Inc.                  9.875   06/01/07      400,000      400,000        404,000
                                                            -----------   ----------     ----------
  SUBTOTAL RULE 144A BONDS                                  $20,063,000   20,165,272     20,616,225
                                                            ===========   ----------     ----------

CONVERTIBLE BONDS -- 5.53%
 Continental Airlines, Inc.               6.750   04/15/06  $   300,000      278,625        426,750
 Costco Companies, Inc.                   0.000   08/19/17      600,000      300,984        321,000
 CUC International, Inc.                  3.000   02/15/02      600,000      600,000        698,250
 Cymer Inc.                               3.500   08/06/04      175,000      176,000        159,250
 Grand Metropolitan PLC                   6.500   01/31/00      200,000      200,000        285,000
 Halter Marine                            4.500   09/15/04      150,000      150,000        176,250
 Interpublic Group Company                1.800   09/16/04      200,000      160,214        165,500
 Key Energy Group                         5.000   09/15/04      500,000      500,000        508,750
 Level One Communications, Inc.           4.000   09/01/04      200,000      200,000        233,000
 Molten Metal Technology                  5.500   05/01/06      450,000      450,000        184,500
 Roche Holdings, Inc.                     0.000   05/06/12    3,125,000    1,250,396      1,375,000
 Scholastic Corp.                         5.000   08/15/05      600,000      484,688        540,000
 Smartalk Teleservices                    5.750   09/15/04      300,000      300,000        327,000
 Tel-Save                                 4.500   09/15/02      500,000      500,000        575,000
 Thermo Electron Corporation              4.250   01/01/03      175,000      175,000        204,312
 Tower Automotive, Inc.                   5.000   08/01/04      150,000      150,000        159,375
                                                            -----------    ---------      ---------

  SUBTOTAL RULE 144A CONVERTIBLE BONDS                      $ 8,225,000    5,875,907      6,338,937
                                                            ===========    ---------      ---------

 -------------------------------------------------------------------------------
                                                                              17

September 30, 1997
(Unaudited)

                                                                          Shares,
                                                                        Warrants or                 Market Value
                                                   Interest     Due      Principal       Cost        at 9/30/97
RULE 144A SECURITIES:  (A) (Continued)               Rate       Date      Amount      (Note 2B)      (Note 2A)
                                                   --------     ----    -----------  ------------   ------------
CONVERTIBLE PREFERRED STOCK -- 1.14%
D T Industries                                                               20,000  $  1,000,000   $  1,100,000
Qualcomm Financial Trust                                                      3,860       193,000        206,028
                                                                                     ------------   ------------
 SUBTOTAL RULE 144A CONVERTIBLE PREFERRED STOCK                                         1,193,000      1,306,028
                                                                                     ------------   ------------
TOTAL RULE 144A SECURITIES                                                             27,234,179     28,261,190
                                                                                     ------------   ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                 104,641,759    112,419,920
                                                                                     ------------   ------------
CORPORATE PUBLIC SECURITIES:

BONDS -- 7.98%
 Airplanes Pass Thru Trust                            8.150%  03/15/19   $1,500,000     1,498,674      1,564,395
 Amphenol Corporation                                 9.875   05/15/07      200,000       200,000        208,000
 Callon Petroleum Company                            10.125   09/15/02      250,000       248,560        250,000
 Central Rents, Inc.                                 12.875   12/15/03      800,000       751,650        812,000
 Chesapeake Energy Corporation                        8.500   03/15/12      250,000       229,812        243,125
 Data Documents, Inc.                                13.500   07/15/02    1,429,000     1,433,158      1,614,770
 Dawson Production Services                           9.375   02/01/07      400,000       394,000        417,000
 Decisionone Corporation                              9.750   08/01/07       75,000        75,000         78,375
 Decorative Home Accents, Inc.                       13.000   06/30/02      350,000       350,000        157,500
 Florist Transworld Delivery, Inc.                   14.000   12/15/01      375,000       385,688        412,500
 Great American Cookie Co.                           10.875   01/15/01      585,000       574,500        596,700
 Hosiery Corporation of America                      13.750   08/01/02      500,000       493,900        540,000
 Key Plastics, Inc.                                  14.000   11/15/99      350,000       354,912        394,765
 Northwest Airlines Corp.                            12.092   12/31/00      395,372       408,222        408,222
 Northwest Airlines Corp.                             8.970   01/02/15      982,308       982,308      1,083,328
 Pierce Leahy Corp.                                   9.125   07/15/07       75,000        75,000         78,562
 Spinnaker Industries                                10.750   10/15/06      200,000       202,625        204,000
 Sun Media Corporation                                9.500   05/15/07       75,000        74,404         75,000
                                                                         ----------     ---------      ---------
TOTAL BONDS                                                              $8,791,680     8,732,413      9,138,242
                                                                         ==========     ---------      ---------
COMMON STOCK -- 3.76%
 4Health Inc. (B)                                                             6,000        33,375         28,872
 American Country Holdings Inc. (B)                                          54,000       188,722        118,098
 Atlas Air, Inc. (B)                                                          2,600        52,650         72,961
 Avis Rent A Car, Inc. (B)                                                    1,650        28,050         39,394
 Bell & Howell Company (B)                                                    6,300       180,337        204,353
 Benson Petroleum, LTD. (B)                                                 100,000        77,204        126,700
 Central Rents, Inc.                                                            930        33,722         46,500
 Chesapeake Energy Corporation                                                5,000       168,125         56,875
 Collins & Aikman Corporation (B)                                            17,400       104,238        191,400
 Complete Business Solutions (B)                                              5,000       141,250        142,500
 Data Documents, Inc. (B)                                                    10,717            16        226,397
 Dawson Production Services (B)                                              19,492       245,578        411,768
 Decorative Home Accents, Inc. (B)                                              350            --             --
 Edutrek International (B)                                                      750        10,500         19,969
 Florida Panthers Holdings, Inc. (B)                                         12,000       231,000        282,744
 Florist Transworld Delivery, Inc. (B)                                        4,687        13,754         37,496
 Gulf Indonesia Resources, Ltd. (B)                                           3,000        58,500         66,750
 Hosiery Corporation of America (B)                                             500            --         35,000
 J. D. Edwards & Company                                                      1,500        34,500         50,250
 LCS Industries, Inc.                                                        15,000       234,356        285,000
 Marker International (B)                                                    30,000       187,500        157,500
 Network Solutions, Inc. (B)                                                    750        13,500         16,312
 NextLink Communications, Inc. (B)                                            6,900       117,300        165,600
 Red Roof Inns, Inc. (B)                                                     19,200       272,607        364,800
 Republic Industries, Inc. (B)                                               15,000       368,438        494,055
 Staffing Resources, Inc. (B)                                                45,000       247,500        360,000
 Startek, Inc. (B)                                                           22,500       351,525        305,145
                                                                                        ---------      ---------
TOTAL COMMON STOCK                                                                      3,394,247      4,306,439
                                                                                        ---------      ---------

--------------------------------------------------------------------------------
18

September 30, 1997
(Unaudited)

                                                                                   Shares,
                                                      Yield/                     Warrants or                   Market Value
                                                     Interest         Due         Principal         Cost        at 9/30/97
CORPORATE PUBLIC SECURITIES:  (Continued)              Rate           Date         Amount        (Note 2B)      (Note 2A)
                                                     --------        --------    -----------   ------------   -------------
CONVERTIBLE BONDS -- 3.35%
  Continental Airlines                                 6.750%        04/15/06    $  200,000    $    185,500   $    284,500
  Dura Pharmaceuticals                                 3.500         07/15/02       450,000         454,219        477,000
  Hilton Hotels                                        5.000         05/15/06       695,000         695,000        823,575
  Home Depot, Inc.                                     3.250         10/01/01       335,000         332,238        409,538
  Kent Electronics                                     4.500         09/01/04       150,000         150,000        150,375
  Loews Corp.                                          3.125         09/15/07       750,000         750,000        781,875
  Reptron Electronics Inc.                             6.750         08/01/04       100,000         100,000         95,000
  Savoy Pictures Entertainment                         7.000         07/01/03       650,000         505,375        565,500
  USA Waste Services, Inc.                             4.000         02/01/02       225,000         225,000        247,500
                                                                                 ----------    ------------   ------------
  TOTAL CONVERTIBLE BONDS                                                        $3,555,000       3,397,332      3,834,863
                                                                                 ==========    ------------   ------------
CONVERTIBLE PREFERRED STOCK -- 0.11%
  Sinclair Broadcasting Group, Inc. (B)                                               2,500         125,000        133,438
                                                                                               ------------   ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                                 125,000        133,438
                                                                                               ------------   ------------
  Total Corporate Public Securities                                                              15,648,992     17,412,982
                                                                                               ------------   ------------
Total Investments -- 113.32%                                                                   $120,290,751    129,832,902
                                                                                               ============   ------------
   Other Assets --    5.14                                                                                       5,893,743
   Liabilities  --  (18.46)                                                                                    (21,157,586)
                    -------                                                                                    ------------
TOTAL NET ASSETS -- 100.00%                                                                                   $114,569,059
                    =======                                                                                   ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Nonincome producing security.

--------------------------------------------------------------------------------

September 30, 1997
(Unaudited)

                            INDUSTRY CLASSIFICATION

                                                 Fair Value
                                                 at 9/30/97
CORPORATE RESTRICTED SECURITIES:                 (Note 2A)
                                                 ----------
ADVERTISING -- .15%
Ammirati & Puris, Inc.                          $   173,267
                                                -----------
AUTO PARTS -- .14%
Tower Automotive, Inc.                              159,375
                                                -----------
BEVERAGES -- 1.56%
Associated Vintage Group, Inc.                    1,791,254
                                                -----------
BUILDING MATERIALS -- .91%
Highland Homes Holdings, Inc.                       591,582
Nortek, Inc.                                        454,500
                                                -----------
                                                  1,046,082
                                                -----------
CHEMICAL -- 4.98%
A.T.-Sentinel, Inc.                                 224,982
AccTech, LLC                                      1,834,962
Hatco Corporation                                 1,748,425
Sovereign Speciality Chemicals                      178,500
TACC International Corporation                    1,715,183
                                                -----------
                                                  5,702,052
                                                -----------
COMMUNICATIONS -- 5.04%
Classic Sports, Inc.                                459,164
Jordan Industries, Inc.                             309,000
Jordan Telecom Products                           1,078,875
Latin Communications Group                          442,190
Level One Communications, Inc.                      233,000
McLeod USA Incorporated                             321,000
Rogers Cantel Inc.                                  750,000
Smartalk Teleservices                               327,000
TelSave                                             575,000
Telex Communications, Inc.                        1,278,125
                                                -----------
                                                  5,773,354
                                                -----------
ELECTRICAL EQUIPMENT/
ELECTRONICS -- 7.19%
Catalina Lighting, Inc.                             344,625
Cirrus Logic, Inc.                                1,351,097
Control Devices, Inc.                               782,997
Exide Electronics Group, Inc.                       979,694
Intermetrics, Inc.                                1,206,228
International Wire Group                            492,750
Nu Horizons Electronics Corp.                       751,148
Precision Dynamics, Inc.                          2,125,291
Thermo Electron Corporation                         204,312
                                                -----------
                                                  8,238,142
                                                -----------
                                                Fair Value
                                                at 9/30/97
CORPORATE RESTRICTED SECURITIES: (Continued)     (Note 2A)
                                                ----------
HEALTH CARE -- 2.07%
Berkshire Medical Center, Inc.                  $   631,465
I C N Pharmaceuticals, Inc.                         364,875
Roche Holdings, Inc.                              1,375,000
                                                -----------
                                                  2,371,340
                                                -----------
MANUFACTURING -- INDUSTRIAL AND
CONSUMER PRODUCTS -- 28.16%
C&K Manufacturing and Sales Company               1,794,233
Consumer Product Enterprises, Inc.                1,147,612
Contico International, Inc.                         523,850
CUC International, Inc.                             698,250
Cymer Inc.                                          159,250
Doskocil Manufacturing Co., Inc.                    103,000
Elgin National Industries, Inc.                   1,614,182
Fleming Acquisition Corporation                      17,666
Golden Bear Acquisition Corp.                     1,762,747
Hartzell Manufacturing, Inc.                      1,672,115
Hein-Werner Corp.                                    64,252
Hudson River Capital, LLC                           210,735
Hussey Seating Company                            1,685,532
Jackson Products, Inc.                            1,446,045
Kappler Safety Group, Inc.                        1,730,637
Maxtec International Corp.                          335,350
Pacific Coast Feather Company                     1,786,575
PAR Acquisition Corp.                             1,169,083
Plastipak Packaging, Inc.                         1,783,551
Sequentia, Inc.                                   1,384,503
Star International Holdings, Inc.                   595,483
Swing N'Slide Corporation                         1,779,392
Trend Plastics, Inc.                              1,770,443
Truseal Technologies, Inc.                        1,754,969
U.S. Netting, Inc.                                1,262,648
U.S. Silica Company                               1,717,118
Unidata, Inc.                                     1,369,687
Unipac Corporation                                  901,558
Victory Ventures,  LLC                               26,765
                                                -----------
                                                 32,267,231
                                                -----------
METAL FABRICATING -- .16%
Molten Metal Technology                             184,500
                                                -----------
MISCELLANEOUS -- 20.57%
ADV Accessory & AAS CAP                             575,000
Anchor Advanced Products                            596,400
Archibald Candy Corp.                               441,000
Aurora Foods, Inc.                                  772,500
Boyle Leasing Technologies, Inc.                    810,880

--------------------------------------------------------------------------------
20

September 30, 1997
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                  Fair Value
                                                  at 9/30/97
CORPORATE RESTRICTED SECURITIES:  (Continued)     (Note 2A)
                                                  ----------
MISCELLANEOUS  (Continued)
D T Industries                                   $ 1,100,000
Eagle Pacific Industries, Inc.                     1,752,360
Enserch Exploration, Inc.                          1,003,750
H M H Properties, Inc.                               256,875
Halter Marine                                        176,250
Indah Kiat Pulp & Paper Corporation                  684,250
Key Energy Group                                     508,750
L-3 Corporation                                      433,000
Lloyd's Barbecue Company                           1,731,847
N2K, Inc.                                            498,856
Neenah Corporation                                   271,875
NM Holdings LLC                                    1,008,442
Paribas Capital Funding LLC                        1,740,900
Process Chemicals, LLC                               975,611
Protein Genetics, Inc.                               652,491
Qualcomm Financial Trust                             206,028
Southern Foods                                       465,750
Speedway Motorsports, Inc.                           226,688
Stonehurst I LLC                                   1,500,000
T C W Leveraged Income Trust, LP                   1,545,000
Therma-Wave, Inc.                                    396,825
Tjiwi Kima Fin Mauritius LTD                         367,969
United Refining Company                            1,442,000
Von Hoffman Press, Inc.                              344,500
W R Carpenter North America                          558,250
Wavetek Corporation                                  114,400
Williams Scotsman, Inc.                              404,000
                                                 -----------
                                                  23,562,447
                                                 -----------
OIL AND GAS SERVICE -- 9.52%
American Exploration Company                       1,848,276
BP Prudhoe Bay Royalty Trust                         238,244
Hardy Oil & Gas USA, Inc.                          1,799,323
Maloney Industries, Inc.                           1,553,007
TransMontaigne Oil Company                         5,170,666
Valero Energy Corporation                            295,600
                                                 -----------
                                                  10,905,116
                                                 -----------
                                                  Fair Value
                                                  at 9/30/97
 CORPORATE RESTRICTED SECURITIES: (Continued)      (Note 2A)
                                                  ----------
PUBLISHING -- .47%
Scholastic Corp.                                $    540,000
                                                ------------
RECREATIONAL SUPPLIES/
EQUIPMENT -- .41%
Coast Distribution System, The                       465,960
                                                ------------
RETAILING -- 5.91%
Cains Foods, L.P.                                  1,475,044
Costco Companies, Inc.                               321,000
Discount Auto Parts                                  957,330
Grand Metropolitan PLC                               285,000
J. Baker, Inc.                                       599,196
Pharmaceutical Buyers Inc.                           641,637
Rent-Way, Inc.                                     2,010,630
Shoppers Food Warehouse                              485,688
                                                ------------
                                                   6,775,525
                                                ------------
SERVICES -- 10.88%
Amtran, Inc.                                         510,000
Atlantic Coast Airlines Inc.                         790,830
Atlantic Express                                     371,000
Atlas Air, Inc.                                    1,030,000
Budget Group, The                                  1,541,800
Continental Airlines, Inc.                           426,750
Diversco, Inc.                                     1,640,345
Hunton & Williams                                    141,382
Integrated Health Services                           761,250
Interpublic Group Company                            165,500
ITT Publicmedia BV                                   436,800
Piedmont Holding, Inc.                             1,344,735
RailTex, Inc.                                      1,119,387
Tidewater Holdings, Inc.                           1,745,072
US Air, Inc.                                         439,424
                                                ------------
                                                  12,464,275
                                                ------------
TOTAL CORPORATE RESTRICTED
SECURITIES -- 98.12%                            $112,419,920
                                                ============

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                 MASSMUTUAL PARTICIPATION INVESTORS

(Unaudited)

1. History

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust. Each restricted security is valued by the Board at the time of the purchase thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less to the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and in addition, any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Board, however, considers all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Massachusetts Mutual Life Insurance Company ("MassMutual"), the Trust's investment adviser and administrator. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $112,419,920 (98.12% of net assets) as of September 30, 1997 ($75,012,726 at September 30,
   1996) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 1997, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and shortterm securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

--------------------------------------------------------------------------------
22

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

3. Investment Advisory and Administrative Services Fee

   Under an investment advisory and administrative services contract with the Trust, MassMutual has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. MassMutual has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. MassMutual will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, MassMutual is obligated to provide administration of the day-to-day operations of the Trust and will provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   For its services under the investment advisory and administrative services contract, MassMutual is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of MassMutual, approve the valuation of the Trust's net assets as of such day.

4. Senior Secured Indebtedness:

   A. Note Payable

   On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

--------------------------------------------------------------------------------

   B. Revolving Credit Agreement

   The Fund entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

   The Revolver bears interest at a variable per annum rate equal to the one, two, three or six-month Eurodollar rate plus a margin of .40 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Fund also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

   As of September 30, 1997, there were $5,000,000 in outstanding loans against the Revolver. For the period from May 29, 1997 through September 30, 1997, the Fund incurred $8,657 of expense related to the undrawn portion.

5. Purchases and Sales of Investments

                                         FOR THE          FOR THE
                                       NINE MONTHS      NINE MONTHS
                                      ENDED 9/30/97    ended 9/30/96
                                     ---------------  ---------------

                                       Cost of Investments Acquired
                                     --------------------------------
Corporate restricted securities         $ 60,701,631     $ 20,368,586
Corporate public securities               13,671,382       22,399,217
Short-term securities                    168,830,059      256,416,380


                                       PROCEEDS FROM SALES OR MATURITIES
                                       ---------------------------------
Corporate restricted securities         $ 41,028,759     $ 17,835,481
Corporate public securities               24,521,685       25,093,769
Short-term securities                    173,842,605      257,716,600

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of September 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1997 is $9,542,151 and consists of $14,259,894 appreciation and $4,717,743 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 1996. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of September 30, 1996 was $6,630,766 and consisted of $11,130,091 appreciation and $4,499,325 depreciation.

6. Quarterly Results of Investment Operations

                                                                           PER                 PER
                                                               AMOUNT     SHARE   AMOUNT      SHARE
                                                             ---------    -----   ------      -----
                                                               MARCH 31, 1997     MARCH 31, 1996
                                                             ------------------ --------------------
  Investment income                                          $2,398,479   $     $ 2,202,678
  Net investment income                                       1,923,676    .21    1,734,964   $ .19
  Net realized and unrealized gain (loss) on investments      1,504,885    .16   (1,372,604)   (.15)
                                                                JUNE 30, 1997      JUNE 30, 1996
                                                              ----------------- --------------------
  Investment income                                           2,461,213           2,197,345
  Net investment income                                       1,959,604    .21    1,717,737     .19
  Net realized and unrealized gain on investments             6,702,154    .73    3,482,897     .38
                                                             SEPTEMBER 30, 1997  SEPTEMBER 30, 1996
                                                             ------------------  ------------------
  Investment income                                           2,657,346           2,337,018
  Net investment income                                       2,097,193    .23    1,850,896     .20
  Net realized and unrealized gain on investments             7,006,521    .76    2,437,629     .27

--------------------------------------------------------------------------------
24